Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flow from operating activities
Net income/(loss)	$ 18,534,951	$ 6,287,647	$ (277,143)
Less: Income from discontinued operations			(315,256)
Income/(loss) from continuing operations	18,534,951	6,287,647	(592,399)
Adjustments to reconcile net income/(loss) from continuing operations to net cash provided by continuing operating activities:
Stock-based compensation expense	156,367	133,917	204,949
Loss/(gain) on disposal of property and equipment	(575,958)	27,695	12,828
Provision for impairment	9,928,373		1,102,265
Depreciation	762,466	815,532	721,451
Amortization of intangible assets	1,956,804	2,152,750	1,550,691
Provision for doubtful debts	186,558	605,978	118,594
Deferred income tax expense/(benefit)	(794,598)	536,640	(365,966)
Foreign exchange (gain)/loss	1,182,509	153,454	(706,033)
Unrealized gain on quoted securities	(6,683,798)
Reversal of contingent consideration payable		(1,618,816)
Changes in assets and liabilities, net of effect of acquisitions:
(Increase)/decrease in accounts receivable	1,145,339	(1,084,576)	2,265,145
Increase in tax refund receivable	273,374	1,680,469	(727,482)
(Increase)/decrease in deposits and other assets	(329,399)	161,639	1,598,515
(Increase)/decrease in inventories	116,849	411,828	(217,868)
Increase in short term investments	(31,502,981)	(20,288,053)	(12,533,992)
(Increase)/decrease in restricted cash	603,088		(573,784)
(Increase)/decrease in other assets	(1,605,888)	1,354,024	(742,423)
Increase/(decrease) in taxes payable	(2,458,645)	258,553	481,766
Increase/(decrease) in long-term liabilities	886,213	(871,911)	735,718
Increase/(decrease) in accounts payable, accrued liabilities and other payables	2,920,981	(2,581,377)	(3,628,404)
Net cash used in operating activities	(5,297,395)	(11,864,607)	(11,296,430)
Cash flow from investing activities:
Proceeds from disposal of property and equipment	1,354,794	73,101	1,997,317
Purchase of property and equipment	(742,918)	(417,909)	(1,013,333)
Cash paid for business acquisitions, net of cash acquired (Note 6)		(6,738,127)	(13,759,012)
Net cash (used in)/provided by investing activities	611,876	(7,082,935)	(12,775,028)
Cash flow from financing activities:
Share repurchase	(480,404)	(1,425,204)
Cash received from bank borrowings	2,006,382	2,381,454	3,188,283
Cash received from related party loan	518,500
Loan to associates			(1,250,000)
Loans repayment from related party			10,087,400
Proceeds from the exercise of stock options		30,033	38
Loan repayment to related parties			(9,214,669)
Repayment of bank loan	(1,983,791)	(1,128,444)
Net cash (used in)/provided by financing activities	60,687	(142,161)	2,811,052
Effect of exchange rate change on cash and cash equivalents	(1,255,314)	1,136,122	658,652
Net decrease in cash and cash equivalents	(5,880,146)	(17,953,581)	(20,601,754)
Cash and cash equivalents, beginning of year	40,921,818	58,875,399	79,477,153
Cash and cash equivalents, end of year	35,041,672	40,921,818	58,875,399
Supplemental disclosures of cash flow information
Business and other taxes on revenues	(1,110,121)	(1,956,302)	(3,717,443)
Value-added tax refund	789,663	2,974,741	1,642,170
Income tax paid	(911,352)	(926,811)	(426,256)
Interest (paid)/ received	544,973	(237,629)	(41,365)
Supplemental disclosures of non-cash activities
Conversion of MCB to the interests in PT Linktone (Note 6 (c))			13,168,568
Business acquisitions included in the other payables (Note 6)			$ 8,123,835